Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Preferred Stock
As of December 31, 2012, we had one class of preferred stock outstanding. See Note 18 - Preferred Stock for further information. We are authorized to issue approximately 22 million shares of cumulative preferred stock, $1.00 par value per share.
Common Stock
We have 1.75 billion authorized shares of common stock, $1.00 par value per share. At December 31, 2012, 155 million shares were reserved for issuance under our incentive compensation plans, 48 million shares were reserved for debt to equity exchanges, 27 million shares were reserved for conversion of the Series A convertible preferred stock and 2 million shares were reserved for the conversion of convertible debt.

Treasury Stock
We account for the repurchased common stock under the cost method and include such treasury stock as a component of our common shareholder's equity. Retirement of treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2012 (shares in thousands):

Authorized share repurchase programs	$6,000
Share repurchase cost	$4,691
Share repurchase fees	$8
Number of shares repurchased	428,314
In 2012, the Board of Directors authorized an additional $1.5 billion in share repurchase bringing the total authorization to $6 billion.
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508
Stock based compensation plans, net	17,343	—
Contributions to U.S. pension plan(2)	15,366	—
Acquisition of Treasury stock	—	146,278
Cancellation of Treasury stock	(146,862)	(146,862)
Other	—	—
Balance at December 31, 2012	1,238,696	14,924

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 15 - Employee Benefits Plans for additional information.
Stock-Based Compensation
We have a long-term incentive plan whereby eligible employees may be granted restricted stock units (“RSUs”), performance shares (“PSs”) and non-qualified stock options. We grant stock-based awards in order to continue to attract and retain employees and to better align employees' interests with those of our shareholders. Each of these awards is subject to settlement with newly issued shares of our common stock. At December 31, 2012 and 2011, 50 million and 31 million shares, respectively, were available for grant of awards.
Stock-based compensation expense was as follows:

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense, pre-tax	$125	$123	$123
Income tax benefit recognized in earnings	48	47	47

Restricted Stock Units: Compensation expense is based upon the grant date market price for most awards. The primary grant in 2009 had a market based condition and therefore the grant date price was based on a Monte Carlo simulation. Compensation expense is recorded over the vesting period, which is normally three years from the date of grant, based on management's estimate of the number of shares expected to vest.
Performance Shares: We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Revenue, Earnings per Share (“EPS”) and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the annual actual results for Revenue exceed the stated targets and if the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement cannot exceed 50% for officers and 25% for non-officers of the original grant.
The fair value of PSs is based upon the market price of our stock on the date of the grant. Compensation expense is recognized over the vesting period, which is normally three years from the date of grant, based on management's estimate of the number of shares expected to vest. If the stated targets are not met, any recognized compensation cost would be reversed.
In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period ending February 2013 contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).
Employee Stock Options: With the exception of the conversion of ACS options in connection with the ACS acquisition (see below), we have not issued any new stock options associated with our employee long-term incentive plan since 2004. Substantially all stock options previously issued under our employee long-term incentive plan are fully exercised, cancelled or expired as of December 31, 2012.

Summary of Stock-based Compensation Activity

	2012		2011		2010
(Shares in thousands; amounts per share)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Restricted Stock Units
Outstanding at January 1	33,784	$8.70	32,431	$8.68	25,127	$10.18
Granted	13,033	7.82	8,035	10.66	11,845	8.56
Vested	(14,848)	6.89	(5,225)	11.64	(3,671)	18.22
Cancelled	(1,555)	8.97	(1,457)	8.57	(870)	10.36
Outstanding at December 31	30,414	9.19	33,784	8.70	32,431	8.68

Performance Shares
Outstanding at January 1	9,763	$9.21	7,771	$9.78	4,874	$15.49
Granted	5,193	7.87	4,852	10.42	5,364	8.10
Vested	—	—	(1,587)	12.84	(1,566)	18.48
Cancelled	(420)	8.96	(1,273)	12.79	(901)	15.51
Outstanding at December 31	14,536	8.74	9,763	9.21	7,771	9.78

Stock Options
Outstanding at January 1	50,070	$6.98	71,038	$8.00	28,363	$10.13
Granted	—	—	—	—	96,662	6.79
Cancelled/expired	(8,617)	8.58	(14,889)	8.38	(2,735)	7.33
Exercised	(7,721)	5.69	(6,079)	8.21	(51,252)	6.92
Outstanding at December 31	33,732	6.86	50,070	6.98	71,038	8.00
Exercisable at December 31	28,676	6.95	39,987	7.14	57,985	8.38

The total unrecognized compensation cost related to non-vested stock-based awards at December 31, 2012 was as follows:

Awards	Unrecognized Compensation	Remaining Weighted-Average Vesting Period (Years)
Restricted Stock Units	$125	1.5
Performance Shares	58	1.5
Stock Options	12	1.6
Total	$195

The aggregate intrinsic value of outstanding RSUs and PSs awards was as follows:

Awards	December 31, 2012
Restricted Stock Units	$207
Performance Shares	99

Information related to stock options outstanding and exercisable at December 31, 2012 was as follows:

	Options
	Outstanding	Exercisable
Aggregate intrinsic value	$7	$5
Weighted-average remaining contractual life (years)	4.3	3.9

The total intrinsic value and actual tax benefit realized for vested and exercised stock-based awards was as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
Awards	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit
Restricted Stock Units	$117	$—	$33	$56	$—	$22	$31	$—	$10
Performance Shares	—	—	—	17	—	6	12	—	5
Stock Options	12	44	4	18	44	7	155	183	56

No Performance Shares vested in 2012 since the 2009 primary award grant that normally would have vested in 2012 was replaced with a grant of Restricted Stock Units with a market based condition and therefore were accounted and reported for as part of Restricted Stock Units.
ACS Acquisition
In connection with the acquisition of ACS (see Note 3 - Acquisitions for additional information), outstanding ACS options were converted into 96,662 thousand Xerox options. The Xerox options have a weighted average exercise price of $6.79 per option. The estimated fair value associated with the options issued was approximately $222 based on a Black-Scholes valuation model utilizing the assumptions stated below. Approximately $168 of the estimated fair value is associated with ACS options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, and was recorded as part of the acquisition fair value. The remaining $54 is associated with ACS options issued in August 2009 which did not fully vest and become exercisable upon the acquisition, but continue to vest according to specified vesting schedules, and, therefore, is being expensed as compensation cost over the remaining vesting period. The options generally expire 10 years from date of grant. 33,693 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2012.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years